Derivative Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives - Derivative Designated as Accounting Hedge (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Total gain/ (loss) recognized in accumulated other comprehensive income	$ 3,180	$ (4,766)	$ 0
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cross-currency swap agreement related to 2022 Bonds	5,286	(1,757)	0
Reclassification to other income / (expense), net	(2,106)	(3,009)	0
Total gain/ (loss) recognized in accumulated other comprehensive income	$ 3,180	$ (4,766)	$ 0